Related Parties Balances and Transactions (Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Principal/controlling:
Accounts receivable trade	$ 200	$ 398
Principal shareholder convertible loan	$ 2,000	$ 2,000